GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL
7. GOODWILL

As a result of the 2009 recapitalization the Company recorded the following:

1. The transfer of the three vessels—the Australia, the Brazil and the China—to NewLead from Grandunion was accounted for as an asset acquisition and at historical book value, since control over the vessels did not change.

2. The acquisition of the predecessor entity was accounted for under the acquisition method of accounting and, accordingly, these assets and liabilities assumed were recorded at their fair values. The excess of the purchase price over the fair value of the assets acquired and liabilities assumed resulted in a premium (goodwill) of $86,036.

Goodwill Impairment

The Company evaluated goodwill, described above and in Note 5, for impairment using a two-step process. First, the aggregate fair value of the reporting unit was compared to its carrying amount, including goodwill. The Company determines the fair value based on discounted cash flow analysis. The fair value for goodwill impairment testing was estimated using the expected present value of future cash flows, and using judgments and assumptions that management believes were appropriate in the circumstances. The future cash flows from operations were determined by considering the charter revenues based on a number of factors relating to the remaining life of the vessels, including: (a) the contracted time charter rates up to the end of life of the current contract of each vessel, (b) the most recent ten-year average historical one-year time charter rates (adjusted for market conditions) and (c) the respective vessel’s age, as well as considerations such as scheduled and unscheduled off-hire days based on historical experience or, if the most likely use of the vessel would result in flows only through its disposal, the fair value of the vessel at the end of the reporting period. Expenses were forecasted with reference to the historic absolute and relative levels of expenses the Company has incurred in generating revenue in each reporting unit, and operating strategies and specific forecasted operating expenses to be incurred are forecasted by applying an inflation rate of 2% considering the economies of scale due to the Company’s growth. The weighted average cost of capital (WACC) used was between 9% and 12%.

The Company’s annual impairment test as of December 31, 2011 and 2010 resulted in an impairment charge of $81,590 and $18,726, respectively, which was recorded in “Impairment losses” in the consolidated statement of operations. No goodwill remained after these two impairment charges.